Income taxes (Details 6) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deferred tax assets	₩ 2,672,086	₩ 1,572,071
Deferred tax liabilities	(1,780,885)	(960,215)
Deferred tax assets (liabilities), net	891,201	611,856
Gross carrying amount [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	1,334,368	593,760
Deferred tax liabilities	(1,469,704)	(939,073)
Gross carrying amount [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	1,337,718	978,311
Deferred tax liabilities	₩ (311,181)	₩ (21,142)